Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	3 Months Ended
Mar. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2015 and December 31, 2014 is as follows:

	March 31, 2015	December 31, 2014
	(in millions)
Equity method	$555	$593
Cost method	8	12
Total	$563	$605